FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Loss recognized on assets transferred to separate account	$ 171,000,000	$ 0